SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details
Net Income (Loss)	$ (24,162)	$ (61,354)
Weighted average common shares outstanding – basic	34,445,041	10,360,000
Dilution associated with stock subscription
Weighted average common shares outstanding – diluted	34,445,041	10,360,000
Loss per share	$ (0.001)	$ (0.006)